T. ROWE PRICE Short-Term Bond Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 16.0%
Car Loan 6.0%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 1,052 1,051
Ally Auto Receivables Trust
Series 2023-A, Class C
6.08%, 1/17/34 (1) 1,947 1,958
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  1,041 1,037
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  14,235 14,017
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  6,385 6,135
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  3,945 3,716
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  8,770 8,103
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class C
4.95%, 3/20/25 (1) 526 525
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 4,265 4,228
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1) 3,950 3,796
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 2,065 2,064
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 1,455 1,453
CarMax Auto Owner Trust
Series 2020-1, Class C
2.34%, 11/17/25  2,965 2,961
CarMax Auto Owner Trust
Series 2020-4, Class D
1.75%, 4/15/27  4,290 4,146
CarMax Auto Owner Trust
Series 2021-2, Class C
1.34%, 2/16/27  4,605 4,355

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  1,595 1,591
CarMax Auto Owner Trust
Series 2023-3, Class C
5.61%, 2/15/29  5,070 5,055
CarMax Auto Owner Trust
Series 2023-3, Class D
6.44%, 12/16/30  2,515 2,521
CarMax Auto Owner Trust
Series 2023-4, Class B
6.39%, 5/15/29  8,020 8,227
CarMax Auto Owner Trust
Series 2023-4, Class C
6.58%, 5/15/29  8,020 8,227
CarMax Auto Owner Trust
Series 2024-1, Class A4
4.94%, 8/15/29  1,845 1,836
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  3,605 3,591
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 503 488
Carvana Auto Receivables Trust
Series 2022-P1, Class A4
3.52%, 2/10/28  12,850 12,317
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 11,695 11,702
Enterprise Fleet Financing
Series 2023-3, Class A2
6.40%, 3/20/30 (1) 7,545 7,661
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  6,660 6,566
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  4,100 4,088
Exeter Automobile Receivables Trust
Series 2022-5A, Class C
6.51%, 12/15/27  12,400 12,472
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  485 491
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  13,100 12,934

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  1,290 1,308
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  2,440 2,485
Ford Credit Auto Owner Trust
Series 2020-1, Class B
2.29%, 8/15/31 (1) 5,140 4,974
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 4,600 4,294
Ford Credit Auto Owner Trust
Series 2020-B, Class C
2.04%, 12/15/26  7,465 7,453
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  2,655 2,628
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class C
5.75%, 5/15/28 (1) 2,985 2,951
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 3,590 3,546
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  10,120 10,027
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  2,405 2,409
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 3,325 3,343
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 372 364
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class A2
5.587%, 8/16/32 (1) 1,915 1,907
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class C
5.916%, 8/16/32 (1) 1,183 1,180
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2
6.024%, 12/15/32 (1) 1,417 1,417
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B
6.451%, 12/15/32 (1) 1,422 1,423

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class A2
5.644%, 12/15/33 (1) 1,387 1,389
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class C
5.933%, 12/15/33 (1) 1,315 1,316
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 4,150 4,156
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class C
3.09%, 3/15/29 (1) 3,105 3,007
Santander Drive Auto Receivables Trust
Series 2020-4, Class E
2.85%, 4/17/28 (1) 11,230 10,913
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  9,480 8,980
Santander Retail Auto Lease Trust
Series 2021-A, Class C
1.14%, 3/20/26 (1) 8,939 8,914
Santander Retail Auto Lease Trust
Series 2021-B, Class D
1.41%, 11/20/25 (1) 6,710 6,642
Santander Retail Auto Lease Trust
Series 2021-C, Class C
1.11%, 3/20/26 (1) 5,315 5,256
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 1,795 1,795
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 1,715 1,711
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 2,000 1,990
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 655 655
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 361 363
World Omni Auto Receivables Trust
Series 2020-A, Class C
1.64%, 8/17/26  3,390 3,384
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  4,240 3,982

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  576 574
World Omni Select Auto Trust
Series 2020-A, Class C
1.25%, 10/15/26  4,660 4,576
280,624
Other Asset-Backed Securities 8.3%
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 2,155 2,148
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class C
5.55%, 1/21/31 (1) 1,515 1,508
Apidos XVIII
Series 2018-18A, Class AR, CLO, FRN
3M TSFR + 1.15%, 10/22/30 (1)(2) 9,785 9,785
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 6,900 6,930
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M TSFR + 1.322%, 6.636%, 4/15/34 (1) 2,280 2,274
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 1,226 1,171
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M TSFR + 1.362%, 6.676%, 7/15/33 (1) 10,480 10,486
CIFC Funding
Series 2021-4A, Class A, CLO, FRN
3M TSFR + 1.312%, 6.626%, 7/15/33 (1) 15,375 15,380
Dell Equipment Finance Trust
Series 2023-3, Class D
6.75%, 10/22/29 (1) 820 830
DLLAA
Series 2023-1A, Class A3
5.64%, 2/22/28 (1) 4,710 4,761
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 1,720 1,712
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 465 461
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1) 10,526 10,336

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 2,408 2,276
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.678%, 7/17/34 (1) 9,145 9,139
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 333 322
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 1,788 1,702
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 3,107 3,153
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 2,667 2,708
FirstKey Homes Trust
Series 2020-SFR1, Class A
1.339%, 8/17/37 (1) 10,161 9,532
FirstKey Homes Trust
Series 2020-SFR1, Class C
1.941%, 8/17/37 (1) 6,850 6,433
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 7,535 7,000
FOCUS Brands Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 6,127 5,945
Galaxy Xxiv
Series 2017-24A, Class D, CLO, FRN
3M TSFR + 2.712%, 8.026%, 1/15/31 (1) 2,050 2,050
Goldentree Loan Opportunities XI
Series 2015-11A, Class CR2, CLO, FRN
3M TSFR + 2.012%, 7.31%, 1/18/31 (1) 6,205 6,170
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 2,674 2,523
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 1,450 1,403
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 2,842 2,539
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 2,116 1,783

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 486 462
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 1,001 948
Hilton Grand Vacations Trust
Series 2020-AA, Class A
2.74%, 2/25/39 (1) 704 666
Hilton Grand Vacations Trust
Series 2022-1D, Class A
3.61%, 6/20/34 (1) 1,488 1,425
Hilton Grand Vacations Trust
Series 2023-1A, Class B
6.11%, 1/25/38 (1) 8,118 8,125
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 1,514 1,518
HPEFS Equipment Trust
Series 2021-2A, Class D
1.29%, 3/20/29 (1) 3,915 3,831
HPEFS Equipment Trust
Series 2023-1A, Class B
5.73%, 4/20/28 (1) 6,910 6,896
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91%, 4/20/28 (1) 4,315 4,306
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 1,440 1,457
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 3,042 3,093
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 8,335 8,282
Jamestown VI
Series 2018-6RA, Class B, CLO, FRN
3M TSFR + 2.262%, 7.586%, 4/25/30 (1) 2,670 2,658
KKR
Series 29A, Class A, CLO, FRN
3M TSFR + 1.462%, 6.776%, 1/15/32 (1) 8,250 8,265
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M TSFR + 1.232%, 6.551%, 7/27/31 (1) 10,433 10,454
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M TSFR + 1.812%, 7.131%, 7/27/31 (1) 7,810 7,815

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.604%, 10/15/32 (1) 13,845 13,852
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M TSFR + 2.162%, 7.479%, 4/20/32 (1) 745 740
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M TSFR + 1.332%, 6.646%, 7/15/33 (1) 7,285 7,300
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M TSFR + 1.462%, 6.786%, 1/25/32 (1) 8,065 8,065
Marble Point XII
Series 2018-1A, Class A, CLO,FRN
3M TSFR + 1.27%, 6.586%, 7/16/31 (1) 4,457 4,460
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 1/20/32 (1)(2) 14,755 14,755
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.096%, 10/18/33 (1) 3,670 3,693
MidOcean Credit XI
Series 2022-11A, Class BR, CLO, FRN
3M TSFR + 2.65%, 8.016%, 10/18/33 (1) 5,500 5,527
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 1,430 1,311
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 793 753
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41 (1) 476 442
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 8,546 8,399
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 4,166 4,261
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 769 787
Neuberger Berman Loan Advisers
Series 2017-26A, Class BR, CLO, FRN
3M TSFR + 1.662%, 6.96%, 10/18/30 (1) 7,575 7,571
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M TSFR + 1.252%, 6.561%, 1/20/32 (1) 14,325 14,339

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Neuberger Berman XVII
Series 2014-17A, Class AR2, CLO, FRN
3M TSFR + 1.292%, 6.609%, 4/22/29 (1) 7,032 7,042
Oaktree
Series 2022-2A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.864%, 7/15/33 (1) 6,040 6,029
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M TSFR + 1.812%, 7.126%, 7/15/30 (1) 5,510 5,513
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 1,404 1,371
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 5,025 4,935
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 439 439
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29 (1) 2,695 2,690
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 1,570 1,583
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 515 520
Octane Receivables Trust
Series 2023-3A, Class D
7.58%, 9/20/29 (1) 425 430
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 6.51%, 7/30/31 (1) 9,400 9,388
OZLM XXI
Series 2017-21A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 6.473%, 1/20/31 (1) 14,605 14,605
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 695 694
Progress Residential Trust
Series 2020-SFR2, Class A
2.078%, 6/17/37 (1) 1,869 1,789
Progress Residential Trust
Series 2020-SFR3, Class C
1.695%, 10/17/27 (1) 2,000 1,863
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1) 430 429

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Sierra Timeshare Receivables Funding
Series 2019-2A, Class A
2.59%, 5/20/36 (1) 1,390 1,375
Sierra Timeshare Receivables Funding
Series 2019-2A, Class B
2.82%, 5/20/36 (1) 264 260
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 2,094 2,000
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 855 827
Signal Peak
Series 2018-5A, Class D, CLO, FRN
3M TSFR + 2.912%, 8.236%, 4/25/31 (1) 1,055 1,039
Symphony Static I
Series 2021-1A, Class B, CLO, FRN
3M TSFR + 1.712%, 7.036%, 10/25/29 (1) 11,545 11,309
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M TSFR + 1.282%, 6.596%, 1/15/34 (1) 3,578 3,585
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M TSFR + 1.342%, 6.659%, 4/20/33 (1) 4,230 4,229
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 5,322 5,327
388,187
Student Loan 1.5%
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 3,457 3,236
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 2,011 1,951
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68 (1) 3,538 3,345
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 5,257 4,921
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 1,947 1,786
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A2A
2.15%, 11/15/68 (1) 13,210 12,235

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 2,093 1,901
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 2,269 2,049
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 1,370 1,229
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 1,187 1,091
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
SOFR90A + 0.442%, 5.794%, 3/22/32  2,461 2,353
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M TSFR + 0.854%, 6.175%, 3/26/68 (1) 1,426 1,414
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 8,009 7,228
Nelnet Student Loan Trust
Series 2021-DA, Class AFX
1.63%, 4/20/62 (1) 2,753 2,514
SMB Private Education Loan Trust
Series 2014-A, Class A3, FRN
1M TSFR + 1.614%, 6.932%, 4/15/32 (1) 662 662
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 944 924
SMB Private Education Loan Trust
Series 2016-C, Class A2B, FRN
1M TSFR + 1.214%, 6.532%, 9/15/34 (1) 1,364 1,365
SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M TSFR + 0.834%, 6.152%, 1/15/37 (1) 4,779 4,748
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 1,441 1,311
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 5,397 4,895
SMB Private Education Loan Trust
Series 2021-B, Class A
1.31%, 7/17/51 (1) 7,110 6,442
67,600

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Whole Business 0.2%
Wheels Fleet Lease Funding 1
Series 2023-2A, Class A
6.46%, 8/18/38 (1) 9,280 9,364
9,364
Total Asset-Backed Securities
(Cost $753,845) 745,775
CORPORATE BONDS 47.3%
FINANCIAL INSTITUTIONS 18.4%
Banking 12.2%
ABN AMRO Bank, VR, 6.339%, 9/18/27 (1)(3) 4,000 4,069
Ally Financial, 3.875%, 5/21/24  9,890 9,844
American Express, 2.25%, 3/4/25  12,785 12,401
American Express, VR, 5.098%, 2/16/28 (3) 2,625 2,615
Banco Santander, 3.496%, 3/24/25  8,200 8,040
Banco Santander, VR, 5.742%, 6/30/24 (3) 3,000 3,000
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25  8,000 7,955
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25 (1) 1,865 1,854
Bank of America, VR, 0.976%, 4/22/25 (3) 9,040 8,972
Bank of America, VR, 1.734%, 7/22/27 (3) 5,125 4,699
Bank of America, VR, 3.384%, 4/2/26 (3) 7,560 7,383
Bank of America, VR, 3.841%, 4/25/25 (3)(4) 5,330 5,316
Bank of America, VR, 5.08%, 1/20/27 (3) 3,965 3,943
Bank of Montreal, 3.70%, 6/7/25  10,110 9,905
Bank of Montreal, 5.30%, 6/5/26  5,440 5,450
Bank of Montreal, Series H, 4.25%, 9/14/24  5,025 4,987
Bank of New York Mellon, VR, 4.414%, 7/24/26 (3) 6,645 6,540
Bank of New York Mellon, VR, 4.947%, 4/26/27 (3) 6,805 6,741
Bank of New York Mellon, VR, 5.148%, 5/22/26 (3) 4,875 4,865
Banque Federative du Credit Mutuel, 0.998%, 2/4/25 (1) 9,745 9,368
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1) 4,965 4,928
Barclays, VR, 5.304%, 8/9/26 (3) 4,510 4,481
Barclays, VR, 7.325%, 11/2/26 (3) 4,915 5,041
BPCE, 4.50%, 3/15/25 (1) 9,765 9,578
CaixaBank, VR, 6.208%, 1/18/29 (1)(3) 7,245 7,367
CaixaBank, VR, 6.684%, 9/13/27 (1)(3) 6,125 6,227
Capital One Financial, 4.25%, 4/30/25  1,490 1,469
Capital One Financial, VR, 2.636%, 3/3/26 (3) 7,645 7,399
Capital One Financial, VR, 4.985%, 7/24/26 (3) 5,995 5,938
Capital One Financial, VR, 5.70%, 2/1/30 (3)(4) 3,105 3,116
Capital One Financial, VR, 6.312%, 6/8/29 (3) 3,000 3,077

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Capital One Financial, VR, 7.149%, 10/29/27 (3) 2,860 2,951
Citigroup, 4.40%, 6/10/25  4,390 4,322
Citigroup, VR, 0.981%, 5/1/25 (3)(4) 7,545 7,479
Citigroup, VR, 3.106%, 4/8/26 (3) 4,035 3,919
Citigroup, VR, 4.14%, 5/24/25 (3) 7,260 7,224
Citigroup, VR, 5.174%, 2/13/30 (3) 4,635 4,592
Credicorp, 2.75%, 6/17/25 (1) 2,715 2,601
Danske Bank, VR, 3.773%, 3/28/25 (1)(3) 5,275 5,261
Danske Bank, VR, 5.427%, 3/1/28 (1)(3) 4,760 4,769
Danske Bank, VR, 6.259%, 9/22/26 (1)(3) 3,080 3,113
Discover Bank, 2.45%, 9/12/24  1,390 1,364
Discover Financial Services, 3.95%, 11/6/24  2,715 2,683
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (3) 2,490 2,557
Fifth Third Bancorp, VR, 6.361%, 10/27/28 (3) 1,200 1,218
Fifth Third Bank, 2.25%, 2/1/27  540 497
Fifth Third Bank, VR, 5.852%, 10/27/25 (3) 13,720 13,671
Goldman Sachs Group, 3.50%, 4/1/25  7,425 7,268
Goldman Sachs Group, 5.70%, 11/1/24  2,915 2,915
Goldman Sachs Group, FRN, SOFR + 0.486%, 5.831%, 10/21/24  4,580 4,580
Goldman Sachs Group, VR, 4.482%, 8/23/28 (3) 4,835 4,723
Goldman Sachs Group, VR, SOFR + 0.505%, 5.859%, 9/10/24  4,990 4,990
HSBC Holdings, VR, 1.645%, 4/18/26 (3) 12,655 12,089
Huntington National Bank, VR, 5.699%, 11/18/25 (3) 3,105 3,080
ING Groep, VR, 6.083%, 9/11/27 (3) 4,110 4,162
JPMorgan Chase, FRN, SOFR + 0.885%, 6.23%, 4/22/27  5,480 5,494
JPMorgan Chase, VR, 0.824%, 6/1/25 (3) 8,300 8,191
JPMorgan Chase, VR, 2.083%, 4/22/26 (3) 13,190 12,661
JPMorgan Chase, VR, 4.08%, 4/26/26 (3) 7,690 7,567
JPMorgan Chase, VR, 5.04%, 1/23/28 (3) 4,620 4,606
Lloyds Banking Group, 4.50%, 11/4/24  4,744 4,698
Lloyds Banking Group, VR, 5.462%, 1/5/28 (3) 4,660 4,645
Mitsubishi UFJ Financial Group, VR, 0.953%, 7/19/25 (3) 9,285 9,119
Morgan Stanley, VR, 1.164%, 10/21/25 (3) 6,525 6,329
Morgan Stanley, VR, 2.63%, 2/18/26 (3) 7,180 6,976
Morgan Stanley, VR, 3.62%, 4/17/25 (3) 4,160 4,148
Morgan Stanley, VR, 6.138%, 10/16/26 (3) 6,730 6,811
Morgan Stanley Bank, 4.754%, 4/21/26  5,725 5,675
NatWest Markets, 0.80%, 8/12/24 (1) 6,020 5,889
NatWest Markets, 3.479%, 3/22/25 (1) 3,600 3,523
Northern Trust, 3.95%, 10/30/25  4,035 3,952
PNC Financial Services Group, VR, 4.758%, 1/26/27 (3) 7,035 6,943
PNC Financial Services Group, VR, 5.30%, 1/21/28 (3) 1,945 1,943
PNC Financial Services Group, VR, 5.671%, 10/28/25 (3) 9,110 9,096
PNC Financial Services Group, VR, 5.812%, 6/12/26 (3)(4) 2,525 2,529
Royal Bank of Canada, 4.875%, 1/19/27  10,690 10,629
Santander Holdings USA, VR, 2.49%, 1/6/28 (3) 5,540 5,010

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Societe Generale, 2.625%, 10/16/24 (1) 1,120 1,098
Societe Generale, VR, 5.519%, 1/19/28 (1)(3) 11,970 11,835
Standard Chartered, 4.30%, 2/19/27 (1)(4) 2,937 2,819
Standard Chartered, VR, 1.214%, 3/23/25 (1)(3) 520 518
Standard Chartered, VR, 1.822%, 11/23/25 (1)(3) 3,965 3,849
State Street, 5.272%, 8/3/26  7,550 7,562
State Street, VR, 4.857%, 1/26/26 (3) 3,080 3,064
State Street, VR, 5.104%, 5/18/26 (3) 4,620 4,602
Synchrony Financial, 4.25%, 8/15/24  16,585 16,464
Toronto-Dominion Bank, 4.285%, 9/13/24  12,675 12,587
Toronto-Dominion Bank, 5.532%, 7/17/26  11,650 11,753
Truist Financial, FRN, SOFR + 0.40%, 5.754%, 6/9/25  6,125 6,110
U.S. Bancorp, VR, 4.548%, 7/22/28 (3)(4) 11,895 11,617
U.S. Bancorp, VR, 5.727%, 10/21/26 (3) 4,020 4,037
UBS Group, VR, 1.494%, 8/10/27 (1)(3)(4) 3,200 2,887
UBS Group, VR, 4.488%, 5/12/26 (1)(3) 2,465 2,421
UBS Group, VR, 4.49%, 8/5/25 (1)(3) 6,380 6,349
UBS Group, VR, 6.327%, 12/22/27 (1)(3) 6,100 6,198
Wells Fargo, VR, 2.188%, 4/30/26 (3) 5,935 5,686
Wells Fargo, VR, 3.908%, 4/25/26 (3) 7,870 7,725
Wells Fargo, VR, 4.54%, 8/15/26 (3) 7,470 7,370
571,581
Brokerage Asset Managers Exchanges 0.8%
Charles Schwab, 2.45%, 3/3/27  16,134 14,880
Charles Schwab, 3.20%, 3/2/27  3,330 3,163
LPL Holdings, 6.75%, 11/17/28  2,275 2,370
LSEGA Financing, 0.65%, 4/6/24 (1) 13,435 13,366
Nasdaq, 5.65%, 6/28/25  1,155 1,159
34,938
Finance Companies 1.4%
AerCap Ireland Capital, 1.65%, 10/29/24  4,392 4,275
AerCap Ireland Capital, 6.10%, 1/15/27  3,965 4,016
AerCap Ireland Capital, 6.45%, 4/15/27 (1) 11,189 11,450
Avolon Holdings Funding, 2.125%, 2/21/26 (1) 9,215 8,548
Avolon Holdings Funding, 2.875%, 2/15/25 (1) 7,180 6,956
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 2,230 2,210
Avolon Holdings Funding, 5.75%, 3/1/29 (1) 4,810 4,746
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 2,200 2,229
GATX, 3.25%, 3/30/25  6,715 6,530
GATX, 3.25%, 9/15/26  3,544 3,374
GATX, 3.85%, 3/30/27  1,932 1,851
GATX, 5.40%, 3/15/27  4,745 4,743
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 4,855 4,840
65,768

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Financial Other 0.2%
LeasePlan, 2.875%, 10/24/24 (1) 11,692 11,472
11,472
Insurance 3.3%
Athene Global Funding, 1.716%, 1/7/25 (1) 12,540 12,102
Athene Global Funding, 2.514%, 3/8/24 (1) 15,230 15,211
Athene Global Funding, 5.684%, 2/23/26 (1) 6,780 6,757
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1) 7,275 7,224
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,680 1,533
CNO Global Funding, 1.65%, 1/6/25 (1) 8,042 7,747
CNO Global Funding, 1.75%, 10/7/26 (1) 10,016 9,057
Corebridge Financial, 3.50%, 4/4/25  5,855 5,717
Corebridge Global Funding, 5.20%, 1/12/29 (1) 2,300 2,276
Elevance Health, 5.35%, 10/15/25  2,325 2,323
Equitable Financial Life Global Funding, 1.00%, 1/9/26 (1) 490 450
Equitable Financial Life Global Funding, 1.10%, 11/12/24 (1) 7,095 6,864
Equitable Financial Life Global Funding, 1.70%, 11/12/26 (1) 2,095 1,895
Equitable Financial Life Global Funding, 5.50%, 12/2/25 (1) 3,500 3,494
First American Financial, 4.60%, 11/15/24  2,840 2,817
Health Care Service A Mutual Legal Reserve, 1.50%, 6/1/25 (1) 11,700 11,142
Humana, 1.35%, 2/3/27  3,515 3,149
Humana, 3.85%, 10/1/24  6,064 5,996
Humana, 4.50%, 4/1/25  4,125 4,079
Humana, 5.75%, 3/1/28  2,290 2,330
Jackson National Life Global Funding, 1.75%, 1/12/25 (1) 8,265 8,002
Northwestern Mutual Global Funding, 4.35%, 9/15/27 (1) 5,950 5,775
Principal Life Global Funding II, 0.75%, 4/12/24 (1) 4,970 4,947
Principal Life Global Funding II, 0.875%, 1/12/26 (1) 5,795 5,334
Principal Life Global Funding II, 5.00%, 1/16/27 (1) 3,175 3,185
UnitedHealth Group, 3.70%, 5/15/27  7,965 7,704
UnitedHealth Group, 5.25%, 2/15/28 (4) 4,825 4,904
152,014
Real Estate Investment Trusts 0.5%
Brixmor Operating Partnership, 3.65%, 6/15/24  1,975 1,962
Kilroy Realty, 4.375%, 10/1/25  2,355 2,290
Public Storage Operating, FRN, SOFR + 0.47%, 5.815%, 4/23/24  4,245 4,250
Realty Income, 5.05%, 1/13/26  1,780 1,770
Simon Property Group, 2.00%, 9/13/24  3,350 3,279
WP Carey, 4.60%, 4/1/24 (4) 8,290 8,278
21,829
Total Financial Institutions 857,602
INDUSTRIAL 25.8%
Basic Industry 1.3%
ArcelorMittal, 3.60%, 7/16/24  3,220 3,189
Celanese U.S. Holdings, 6.05%, 3/15/25  4,340 4,356

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Celulosa Arauco y Constitucion, 4.50%, 8/1/24  5,349 5,305
Ecolab, 1.65%, 2/1/27  2,900 2,650
Ecolab, 5.25%, 1/15/28  5,670 5,752
LYB International Finance III, 1.25%, 10/1/25  5,631 5,253
Nucor, 3.95%, 5/23/25  3,585 3,529
Nutrien, 4.90%, 3/27/28  2,955 2,923
POSCO, 4.375%, 8/4/25  7,200 7,080
POSCO, 5.625%, 1/17/26 (1) 6,020 6,027
Sherwin-Williams, 4.25%, 8/8/25  2,980 2,934
Steel Dynamics, 2.80%, 12/15/24  5,070 4,937
Westlake, 0.875%, 8/15/24  5,460 5,328
59,263
Capital Goods 1.2%
Amcor Flexibles North America, 4.00%, 5/17/25  5,355 5,250
Amphenol, 2.05%, 3/1/25  6,720 6,485
Amphenol, 4.75%, 3/30/26  9,211 9,130
Carrier Global, 2.242%, 2/15/25  1,909 1,849
Carrier Global, 5.80%, 11/30/25  3,640 3,668
Mohawk Industries, 5.85%, 9/18/28 (4) 3,565 3,628
Otis Worldwide, 2.056%, 4/5/25  7,965 7,656
Owens Corning, 3.40%, 8/15/26  795 758
Parker-Hannifin, 3.65%, 6/15/24  11,495 11,425
Regal Rexnord, 6.05%, 2/15/26 (1) 4,655 4,681
Republic Services, 0.875%, 11/15/25  1,566 1,452
Republic Services, 4.875%, 4/1/29  2,085 2,078
58,060
Communications 5.2%
American Tower, 1.60%, 4/15/26  11,099 10,294
American Tower, 2.40%, 3/15/25  4,733 4,576
American Tower, 3.55%, 7/15/27  4,480 4,246
AT&T, 4.10%, 2/15/28  2,395 2,304
Charter Communications Operating, 4.908%, 7/23/25  27,430 27,056
Charter Communications Operating, 6.15%, 11/10/26  2,995 3,016
Cox Communications, 3.15%, 8/15/24 (1) 13,268 13,094
Cox Communications, 3.50%, 8/15/27 (1) 2,570 2,425
Crown Castle, 1.05%, 7/15/26  9,140 8,260
Crown Castle, 2.90%, 3/15/27  7,465 6,955
Crown Castle, 4.45%, 2/15/26  4,475 4,393
Crown Castle, 5.00%, 1/11/28  2,340 2,307
Crown Castle, 5.60%, 6/1/29  3,540 3,556
Crown Castle Towers, 4.241%, 7/15/28 (1) 2,075 1,977
KT, 4.00%, 8/8/25 (1) 8,770 8,598
NTT Finance, 0.583%, 3/1/24 (1) 4,120 4,120
NTT Finance, 4.239%, 7/25/25 (1) 1,630 1,602
Rogers Communications, 2.95%, 3/15/25  10,585 10,296
Rogers Communications, 3.20%, 3/15/27  9,100 8,560

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Rogers Communications, 5.00%, 2/15/29  7,010 6,943
SBA Tower Trust, 1.631%, 11/15/26 (1)(4) 4,260 3,821
SBA Tower Trust, 1.884%, 1/15/26 (1) 2,480 2,296
SBA Tower Trust, 2.836%, 1/15/25 (1) 9,510 9,215
SBA Tower Trust, 6.599%, 1/15/28 (1) 7,561 7,733
SBA Tower Trust, Series 2014-2A, Class C, STEP, 3.869%, 10/15/49 (1) 2,540 2,512
T-Mobile USA, 2.625%, 4/15/26  2,755 2,610
T-Mobile USA, 3.50%, 4/15/25  7,685 7,514
Take-Two Interactive Software, 3.30%, 3/28/24  242 241
Take-Two Interactive Software, 3.55%, 4/14/25  3,135 3,070
Take-Two Interactive Software, 4.95%, 3/28/28  6,000 5,946
Take-Two Interactive Software, 5.00%, 3/28/26  9,055 9,006
Verizon Communications, 0.85%, 11/20/25  11,600 10,765
Verizon Communications, 1.45%, 3/20/26  9,810 9,097
Verizon Communications, 2.625%, 8/15/26  11,075 10,445
Warnermedia Holdings, 3.755%, 3/15/27  20,340 19,261
Warnermedia Holdings, 6.412%, 3/15/26  3,375 3,367
241,477
Consumer Cyclical 4.7%
Advance Auto Parts, 5.90%, 3/9/26  5,550 5,529
AutoZone, 6.25%, 11/1/28  4,435 4,606
Daimler Truck Finance North America, 1.625%, 12/13/24 (1) 7,760 7,521
Daimler Truck Finance North America, 5.00%, 1/15/27 (1) 2,215 2,209
Daimler Truck Finance North America, 5.15%, 1/16/26 (1) 2,165 2,157
Daimler Truck Finance North America, 5.20%, 1/17/25 (1) 2,745 2,736
Dollar General, 4.625%, 11/1/27  6,000 5,876
Dollar General, 5.20%, 7/5/28  4,099 4,095
Ford Motor Credit, 5.125%, 6/16/25  7,190 7,119
Ford Motor Credit, 5.80%, 3/5/27  5,830 5,794
General Motors Financial, 2.90%, 2/26/25 (4) 13,795 13,415
General Motors Financial, 5.40%, 4/6/26  3,685 3,680
General Motors Financial, 5.40%, 5/8/27  2,895 2,891
Genuine Parts, 1.75%, 2/1/25  2,980 2,875
Hyundai Capital America, 0.875%, 6/14/24 (1) 5,795 5,713
Hyundai Capital America, 1.00%, 9/17/24 (1) 3,765 3,667
Hyundai Capital America, 5.25%, 1/8/27 (1) 2,440 2,431
Hyundai Capital America, 5.50%, 3/30/26 (1) 3,270 3,273
Hyundai Capital America, 5.60%, 3/30/28 (1) 4,300 4,336
Hyundai Capital America, 6.25%, 11/3/25 (1) 3,100 3,130
Hyundai Capital Services, 2.125%, 4/24/25 (1) 2,800 2,691
Lowe's, 3.35%, 4/1/27  2,275 2,168
Lowe's, 4.80%, 4/1/26  4,745 4,711
Marriott International, 3.60%, 4/15/24  11,722 11,682
Marriott International, 3.75%, 3/15/25  1,345 1,318
Marriott International, 4.90%, 4/15/29 (4) 1,480 1,463
Marriott International, 5.45%, 9/15/26  2,225 2,231

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Marriott International, Series EE, 5.75%, 5/1/25  1,381 1,385
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1) 5,025 4,990
Mercedes-Benz Finance North America, 4.80%, 1/11/27 (1)(4) 14,430 14,345
Nordstrom, 2.30%, 4/8/24  1,280 1,274
O'Reilly Automotive, 5.75%, 11/20/26  4,570 4,633
PACCAR Financial, 4.60%, 1/31/29  12,655 12,503
Ross Stores, 0.875%, 4/15/26  6,748 6,166
Ross Stores, 4.60%, 4/15/25  15,624 15,457
Starbucks, 4.75%, 2/15/26  5,815 5,771
Tapestry, 7.00%, 11/27/26  1,130 1,161
Tapestry, 7.05%, 11/27/25  940 958
VF, 2.40%, 4/23/25  10,443 10,011
VF, 2.80%, 4/23/27  5,330 4,822
Volkswagen Group of America Finance, 3.95%, 6/6/25 (1) 5,185 5,077
Volkswagen Group of America Finance, 5.70%, 9/12/26 (1) 3,870 3,908
Volkswagen Group of America Finance, 5.80%, 9/12/25 (1) 4,550 4,568
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 4,520 4,597
220,943
Consumer Non-Cyclical 6.8%
AbbVie, 2.60%, 11/21/24  20,860 20,436
AbbVie, 2.95%, 11/21/26  14,705 13,944
AbbVie, 4.80%, 3/15/27  4,845 4,834
Astrazeneca Finance, 1.20%, 5/28/26  12,035 11,080
BAT International Finance, 1.668%, 3/25/26  7,140 6,615
BAT International Finance, 4.448%, 3/16/28  13,155 12,671
Becton Dickinson & Company, 3.734%, 12/15/24  2,160 2,129
Becton Dickinson & Company, 4.693%, 2/13/28  10,060 9,895
Bristol-Myers Squibb, 4.90%, 2/22/27  3,610 3,610
Bristol-Myers Squibb, 4.90%, 2/22/29  6,405 6,394
Bristol-Myers Squibb, 4.95%, 2/20/26  2,700 2,698
Brunswick, 0.85%, 8/18/24  10,060 9,823
Cardinal Health, 3.079%, 6/15/24  5,115 5,070
Cardinal Health, 3.50%, 11/15/24  6,185 6,085
Coca-Cola Europacific Partners, 0.80%, 5/3/24 (1) 14,655 14,520
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 1,091 984
CSL Finance, 3.85%, 4/27/27 (1) 2,575 2,481
CVS Health, 1.30%, 8/21/27  11,154 9,812
CVS Health, 2.875%, 6/1/26  3,470 3,299
CVS Health, 3.00%, 8/15/26 (4) 2,945 2,796
CVS Health, 5.00%, 2/20/26  6,970 6,939
Hasbro, 3.00%, 11/19/24  13,727 13,469
HCA, 3.125%, 3/15/27  7,560 7,098
HCA, 5.375%, 2/1/25  4,260 4,233
HCA, 5.875%, 2/15/26  5,890 5,912
Imperial Brands Finance, 3.125%, 7/26/24 (1) 13,435 13,267
Imperial Brands Finance, 4.25%, 7/21/25 (1) 7,761 7,601

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
IQVIA, 6.25%, 2/1/29  3,065 3,153
JDE Peet's, 0.80%, 9/24/24 (1) 4,440 4,299
Kenvue, 5.35%, 3/22/26  3,085 3,104
Mars, 4.55%, 4/20/28 (1) 9,340 9,205
Mattel, 3.375%, 4/1/26 (1) 5,109 4,847
Mattel, 5.875%, 12/15/27 (1) 5,750 5,729
Mondelez International, 2.625%, 3/17/27  5,415 5,050
Mondelez International Holdings Netherlands, 4.25%, 9/15/25 (1) 3,950 3,890
PeaceHealth Obligated Group, Series 2020, 1.375%, 11/15/25  1,555 1,445
Perrigo Finance Unlimited, 3.90%, 12/15/24  5,988 5,883
Pfizer Investment Enterprises, 4.45%, 5/19/28  7,090 6,960
Philip Morris International, 4.875%, 2/13/26  5,920 5,894
Solventum, 5.45%, 2/25/27 (1) 8,885 8,885
Utah Acquisition Sub, 3.95%, 6/15/26  11,199 10,813
Viatris, 1.65%, 6/22/25  12,497 11,845
Viatris, 2.30%, 6/22/27  5,092 4,600
Viterra Finance, 4.90%, 4/21/27 (1) 7,230 7,077
Zoetis, 5.40%, 11/14/25  6,720 6,723
317,097
Energy 2.8%
Aker BP, 2.00%, 7/15/26 (1) 1,994 1,838
Canadian Natural Resources, 2.05%, 7/15/25  11,415 10,896
Canadian Natural Resources, 3.80%, 4/15/24  1,890 1,885
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25  10,955 10,952
Columbia Pipelines Holding, 6.055%, 8/15/26 (1) 1,060 1,073
DCP Midstream Operating, 5.375%, 7/15/25  12,541 12,516
Enbridge, 2.50%, 1/15/25  9,500 9,256
Enbridge, 2.50%, 2/14/25  4,350 4,230
Enbridge, 5.90%, 11/15/26 (4) 2,765 2,813
Enbridge, 6.00%, 11/15/28 (4) 2,270 2,348
Energy Transfer, 2.90%, 5/15/25  1,860 1,801
Energy Transfer, 4.25%, 4/1/24  455 454
Energy Transfer, 6.05%, 12/1/26  10,455 10,650
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 3,115 2,965
ONEOK, 5.55%, 11/1/26  4,840 4,871
Ovintiv, 5.65%, 5/15/25  5,605 5,599
Pioneer Natural Resources, 5.10%, 3/29/26  6,135 6,122
Sabine Pass Liquefaction, 5.625%, 3/1/25  8,540 8,519
Sabine Pass Liquefaction, 5.75%, 5/15/24  1,287 1,286
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1) 6,200 5,846
TransCanada PipeLines, 6.203%, 3/9/26  11,255 11,255
Williams, 5.40%, 3/2/26 (4) 11,725 11,741
128,916
Technology 2.4%
CDW, 5.50%, 12/1/24  2,690 2,673
Fidelity National Information Services, 0.60%, 3/1/24  4,700 4,699

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Fidelity National Information Services, 4.50%, 7/15/25  3,965 3,924
Fiserv, 2.75%, 7/1/24  13,355 13,226
Fiserv, 5.15%, 3/15/27  5,895 5,890
Fortinet, 1.00%, 3/15/26  5,710 5,232
Microchip Technology, 0.983%, 9/1/24  8,380 8,177
Micron Technology, 4.185%, 2/15/27  1,110 1,074
Micron Technology, 4.975%, 2/6/26  1,110 1,102
Micron Technology, 5.375%, 4/15/28  6,955 6,963
Moody's, 3.75%, 3/24/25  6,475 6,365
NXP, 2.70%, 5/1/25  5,910 5,707
NXP, 3.15%, 5/1/27  490 460
NXP, 3.875%, 6/18/26  4,219 4,081
NXP, 4.40%, 6/1/27  1,040 1,015
NXP, 4.875%, 3/1/24  6,671 6,671
Qorvo, 1.75%, 12/15/24  3,710 3,603
S&P Global, 2.45%, 3/1/27  14,680 13,684
Western Union, 2.85%, 1/10/25  16,803 16,400
Workday, 3.50%, 4/1/27  3,450 3,287
114,233
Transportation 1.4%
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25  2,945 2,835
Canadian Pacific Railway, 1.35%, 12/2/24  10,590 10,228
Canadian Pacific Railway, 1.75%, 12/2/26  4,645 4,255
ERAC USA Finance, 4.60%, 5/1/28 (1) 8,895 8,739
ERAC USA Finance, 5.00%, 2/15/29 (1) 3,460 3,440
HPHT Finance, 1.50%, 9/17/26  6,650 6,042
HPHT Finance, 2.875%, 11/5/24  9,234 9,054
Penske Truck Leasing, 3.45%, 7/1/24 (1) 4,905 4,867
Penske Truck Leasing, 5.35%, 1/12/27 (1) 2,375 2,369
Penske Truck Leasing, 5.75%, 5/24/26 (1)(4) 12,040 12,085
63,914
Total Industrial 1,203,903
UTILITY 3.1%
Electric 2.5%
AES, 3.30%, 7/15/25 (1) 5,425 5,230
American Electric Power, 5.20%, 1/15/29 (4) 8,040 8,046
Constellation Energy Generation, 5.60%, 3/1/28  3,910 3,964
DTE Energy, STEP, 4.22%, 11/1/24  7,175 7,100
Duke Energy, 4.85%, 1/5/27 (4) 12,000 11,898
Enel Finance International, 1.375%, 7/12/26 (1) 9,605 8,738
Enel Finance International, 2.65%, 9/10/24 (1) 12,355 12,135
Enel Finance International, 6.80%, 10/14/25 (1) 1,400 1,421
Exelon, 5.15%, 3/15/29 (4) 2,470 2,459
Georgia Power, 5.004%, 2/23/27 (4) 2,160 2,155
NextEra Energy Capital Holdings, 1.875%, 1/15/27  9,130 8,327

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
NextEra Energy Capital Holdings, 4.45%, 6/20/25  6,955 6,867
NextEra Energy Capital Holdings, 5.749%, 9/1/25  2,175 2,184
NextEra Energy Capital Holdings, 6.051%, 3/1/25  3,175 3,189
NRG Energy, 3.75%, 6/15/24 (1) 4,470 4,431
Pacific Gas & Electric, 3.50%, 6/15/25  8,205 7,958
PacifiCorp, 5.10%, 2/15/29  2,920 2,918
Southern, STEP, 4.475%, 8/1/24  14,724 14,640
Vistra Operations, 5.125%, 5/13/25 (1) 3,074 3,048
116,708
Natural Gas 0.6%
APA Infrastructure, 4.20%, 3/23/25 (1) 16,219 15,964
NiSource, 5.25%, 3/30/28  1,560 1,568
Sempra, 3.30%, 4/1/25  5,035 4,916
Sempra, 5.40%, 8/1/26  2,840 2,846
Southern California Gas, 2.95%, 4/15/27  5,420 5,095
30,389
Total Utility 147,097
Total Corporate Bonds
(Cost $2,247,173) 2,208,602
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 2.1%
Owned No Guarantee 2.1%
Banco del Estado de Chile, 2.704%, 1/9/25 (1) 4,585 4,462
Bharat Petroleum, 4.00%, 5/8/25  11,900 11,679
DAE Funding, 1.55%, 8/1/24 (1) 4,225 4,145
Korea Electric Power, 5.375%, 4/6/26 (1) 12,400 12,433
Korea Housing Finance, 4.625%, 2/24/28 (1) 12,080 11,974
Korea Hydro & Nuclear Power, 1.25%, 4/27/26 (1) 12,038 11,048
Korea Hydro & Nuclear Power, 4.25%, 7/27/27 (1) 2,010 1,954
Korea Hydro & Nuclear Power, 5.00%, 7/18/28 (1) 1,400 1,399
NBN, 1.45%, 5/5/26 (1) 15,195 14,022
QNB Finance, 2.625%, 5/12/25  4,765 4,589
QNB Finance, 3.50%, 3/28/24  8,635 8,616
Tenaga Nasional, 7.50%, 11/1/25  8,850 9,108
Total Foreign Government Obligations & Municipalities
(Cost $98,781) 95,429
MUNICIPAL SECURITIES 0.1%
California 0.1%
Golden State Tobacco Securitization, Series A-1, 1.711%, 6/1/24  5,815 5,756
Total Municipal Securities
(Cost $5,815) 5,756

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 8.1%
Collateralized Mortgage Obligations 3.8%
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 3,865 3,246
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 3,684 3,042
Angel Oak Mortgage Trust
Series 2021-2, Class A2, CMO, ARM
1.19%, 4/25/66 (1) 1,064 882
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66 (1) 2,720 2,277
Angel Oak Mortgage Trust
Series 2021-6, Class A3, CMO, ARM
1.714%, 9/25/66 (1) 2,997 2,428
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class A5, CMO, ARM
2.50%, 11/25/51 (1) 4,893 4,244
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56 (1) 2,247 1,909
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.699%, 4/25/60 (1) 3,745 3,424
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50 (1) 4,098 3,323
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 3,944 3,304
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 336 318
COLT Mortgage Loan Trust
Series 2021-1, Class A3, CMO, ARM
1.373%, 6/25/66 (1) 2,487 2,034
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
SOFR30A + 1.314%, 6.636%, 1/25/30  36 36
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
SOFR30A + 0.964%, 6.286%, 10/25/30  2,093 2,093

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
SOFR30A + 0.964%, 6.286%, 10/25/30  129 129
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 6.322%, 12/25/41 (1) 5,528 5,528
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.128%, 5/25/65 (1) 861 792
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66 (1) 1,578 1,353
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 457 423
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.797%, 2/25/66 (1) 828 691
Ellington Financial Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.106%, 2/25/66 (1) 700 583
Ellington Financial Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.291%, 6/25/66 (1) 2,149 1,718
Ellington Financial Mortgage Trust
Series 2021-3, Class A3, CMO, ARM
1.55%, 9/25/66 (1) 2,194 1,705
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 6.00%, 3/25/50 (1) 1,561 1,469
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.864%, 5/25/47 (1) 314 298
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 403 356
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1) 334 311
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 7,916 7,425
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 4,592 3,777
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
5.133%, 7/25/44 (1) 73 73

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56 (1) 3,477 2,846
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP
4.767%, 6/25/67 (1) 9,296 9,067
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM
1M TSFR + 0.944%, 6.00%, 8/25/50 (1) 661 626
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50 (1) 1,087 951
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 1,365 1,254
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64 (1) 1,589 1,352
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-NQM1, Class A2, CMO, STEP
7.53%, 9/25/68 (1) 1,602 1,630
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A7, CMO, ARM
2.50%, 9/25/51 (1) 10,397 9,052
NLT Trust
Series 2021-INV2, Class A3, CMO, ARM
1.52%, 8/25/56 (1) 2,957 2,447
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M TSFR + 1.314%, 5.918%, 6/25/59 (1) 205 198
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 6.335%, 10/25/59 (1) 940 920
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 2,276 2,009
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M TSFR + 1.064%, 6.385%, 2/25/60 (1) 359 327
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60 (1) 2,663 2,243
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 402 338
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60 (1) 2,249 1,948

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 618 541
OBX Trust
Series 2021-NQM1, Class A2, CMO, ARM
1.175%, 2/25/66 (1) 2,849 2,389
OBX Trust
Series 2023-NQM10, Class A2, CMO, STEP
6.92%, 10/25/63 (1) 387 391
OBX Trust
Series 2023-NQM9, Class A2, CMO, STEP
7.513%, 10/25/63 (1) 415 422
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51 (1) 5,420 4,663
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (1) 316 290
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 827 761
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 54 52
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65 (1) 1,341 1,180
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 2,447 2,348
Starwood Mortgage Residential Trust
Series 2020-1, Class A2, CMO, ARM
2.408%, 2/25/50 (1) 2,529 2,354
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 1,884 1,696
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 8,465 6,992
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 7.422%, 10/25/33 (1) 5,855 5,928
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 6.972%, 1/25/34 (1) 2,239 2,266
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 8.272%, 6/25/42 (1) 6,441 6,619

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 7.172%, 11/25/43 (1) 1,981 2,008
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51 (1) 2,079 1,800
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
3.913%, 7/25/59 (1) 947 904
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
1.733%, 5/25/65 (1) 933 870
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60 (1) 47 46
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66 (1) 1,601 1,392
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66 (1) 946 824
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 2,180 1,877
Verus Securitization Trust
Series 2021-5, Class A3, CMO, ARM
1.373%, 9/25/66 (1) 2,918 2,420
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 640 578
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64 (1) 2,303 2,026
Verus Securitization Trust
Series 2022-1, Class A3, CMO, ARM
3.288%, 1/25/67 (1) 8,101 7,114
Verus Securitization Trust
Series 2022-6, Class A1, CMO, STEP
4.91%, 6/25/67 (1) 4,726 4,662
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP
6.939%, 9/25/68 (1) 2,933 2,960
Verus Securitization Trust
Series 2023-7, Class A2, CMO, STEP
7.272%, 10/25/68 (1) 5,825 5,909
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP
6.664%, 12/25/68 (1) 1,289 1,295

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2023-INV3, Class A2, CMO, ARM
7.33%, 11/25/68 (1) 4,158 4,215
Vista Point Securitization Trust
Series 2020-2, Class A3, CMO, ARM
2.496%, 4/25/65 (1) 614 561
176,752
Commercial Mortgage-Backed Securities 4.2%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM
1M TSFR + 1.264%, 6.582%, 4/15/34 (1) 1,985 1,808
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class A, ARM
1M TSFR + 1.147%, 6.465%, 9/15/34 (1) 8,180 8,180
BANK
Series 2019-BN19, Class A1
2.263%, 8/15/61  774 730
BANK
Series 2019-BN24, Class A1
2.056%, 11/15/62  219 218
BCP Trust
Series 2021-330N, Class A, ARM
1M TSFR + 0.913%, 6.231%, 6/15/38 (1) 4,285 4,039
BFLD
Series 2019-DPLO, Class B, ARM
1M TSFR + 1.454%, 6.772%, 10/15/34 (1) 5,070 5,060
BFLD
Series 2019-DPLO, Class D, ARM
1M TSFR + 1.954%, 7.272%, 10/15/34 (1) 1,900 1,895
BPR Trust
Series 2021-TY, Class B, ARM
1M TSFR + 1.264%, 6.582%, 9/15/38 (1) 6,525 6,442
BSREP Commercial Mortgage Trust
Series 2021-DC, Class D, ARM
1M TSFR + 2.014%, 7.332%, 8/15/38 (1) 5,464 4,169
BX Commercial Mortgage Trust
Series 2019-IMC, Class A, ARM
1M TSFR + 1.046%, 6.364%, 4/15/34 (1) 1,140 1,137
BX Commercial Mortgage Trust
Series 2019-IMC, Class B, ARM
1M TSFR + 1.346%, 6.664%, 4/15/34 (1) 4,205 4,190
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 8.458%, 6/15/27 (1) 7,400 7,421
BX Trust
Series 2021-ARIA, Class C, ARM
1M TSFR + 1.76%, 7.078%, 10/15/36 (1) 4,830 4,732

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BX Trust
Series 2021-VIEW, Class A, ARM
1M TSFR + 1.394%, 6.712%, 6/15/36 (1) 3,785 3,674
Commercial Mortgage Trust
Series 2014-CR15, Class B, ARM
4.091%, 2/10/47  3,509 3,346
Commercial Mortgage Trust
Series 2014-CR19, Class AM
4.08%, 8/10/47  7,262 7,150
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.629%, 8/10/47 (1) 2,995 2,669
Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29 (1) 509 463
Commercial Mortgage Trust
Series 2017-PANW, Class D, ARM
3.935%, 10/10/29 (1) 2,419 2,129
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class C, ARM
1M TSFR + 1.477%, 6.795%, 5/15/36 (1) 8,499 8,499
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M TSFR + 1.647%, 6.965%, 5/15/36 (1) 6,205 6,202
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37 (1) 3,253 3,013
Federal Home Loan Mortgage Multifamily Structured PTC
Series K753, Class A1
4.60%, 6/25/30  3,962 3,943
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A
3.144%, 12/10/36 (1) 3,575 3,479
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.348%, 6.666%, 12/15/36 (1) 6,866 6,862
Great Wolf Trust
Series 2019-WOLF, Class B, ARM
1M TSFR + 1.648%, 6.966%, 12/15/36 (1) 930 928
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M TSFR + 1.947%, 7.265%, 12/15/36 (1) 4,200 4,191
GS Mortgage Securities Trust
Series 2021-ROSS, Class B, ARM
1M TSFR + 1.714%, 7.032%, 5/15/26 (1) 5,705 4,518
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5
3.934%, 9/15/47  8,280 8,186

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M TSFR + 2.214%, 7.532%, 9/15/29 (1) 3,975 3,091
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM
1M TSFR + 2.134%, 7.452%, 10/15/33 (1) 8,240 7,684
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class C, ARM
1M TSFR + 2.534%, 7.852%, 10/15/33 (1) 6,310 5,505
KIND Trust
Series 2021-KIND, Class C, ARM
1M TSFR + 1.864%, 7.184%, 8/15/38 (1) 8,406 7,938
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50 (1) 4,905 4,496
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM
1M TSFR + 1.215%, 6.533%, 4/15/38 (1) 9,265 9,196
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 9,590 8,097
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M TSFR + 1.914%, 7.232%, 12/15/36 (1) 4,445 1,668
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M TSFR + 1.064%, 6.382%, 3/15/36 (1) 11,219 10,679
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M TSFR + 1.214%, 6.532%, 3/15/36 (1) 6,005 5,652
RLGH Trust
Series 2021-TROT, Class A, ARM
1M TSFR + 0.914%, 6.232%, 4/15/36 (1) 5,580 5,514
SCG Mortgage Trust
Series 2023-NASH, Class A, ARM
1M TSFR + 2.391%, 7.708%, 12/15/40 (1) 4,565 4,594
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  872 850
194,237
Residential Mortgage 0.1%
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32 (1) 5,273 5,165
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 50 50

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (1) 644 632
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 594 578
6,425
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $411,303) 377,414
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 5.0%
U.S. Government Agency Obligations 3.8%
Federal Home Loan Mortgage
3.50%, 3/1/46 - 12/1/47  3,605 3,280
5.00%, 7/1/25  — —
5.50%, 10/1/38  19 19
6.00%, 9/1/34 - 9/1/35  323 333
7.00%, 3/1/39  540 558
7.50%, 6/1/38  469 487
Federal Home Loan Mortgage, ARM
1Y CMT + 2.219%, 6.344%, 10/1/33  — —
1Y CMT + 2.347%, 6.472%, 11/1/34  75 75
RFUCCT1Y + 1.625%, 4.849%, 4/1/37  5 5
RFUCCT1Y + 1.625%, 5.26%, 6/1/38  115 114
RFUCCT1Y + 1.625%, 5.703%, 6/1/38  18 18
RFUCCT1Y + 1.726%, 5.965%, 7/1/35  44 45
RFUCCT1Y + 1.733%, 5.592%, 10/1/36  114 115
RFUCCT1Y + 1.733%, 6.108%, 2/1/37  20 20
RFUCCT1Y + 1.741%, 5.058%, 5/1/38  59 59
RFUCCT1Y + 1.775%, 5.232%, 5/1/37  26 25
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  35 35
RFUCCT1Y + 1.917%, 6.292%, 2/1/37  19 19
RFUCCT1Y + 1.93%, 6.187%, 12/1/36  52 52
RFUCCT1Y + 1.961%, 4.461%, 2/1/33  1 1
RFUCCT1Y + 1.975%, 6.225%, 2/1/34  1 1
RFUCCT1Y + 2.031%, 6.276%, 11/1/36  30 30
RFUCCT1Y + 2.083%, 4.582%, 2/1/38  122 123
RFUCCT1Y + 2.22%, 6.558%, 2/1/37  30 30
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  5,018 4,353
2.50%, 1/1/52  8,221 6,818
3.00%, 11/1/34 - 6/1/52  10,761 9,268
4.00%, 12/1/49 - 2/1/50  1,991 1,857
4.50%, 9/1/37 - 5/1/50  7,480 7,304

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
5.00%, 12/1/41  1,567 1,555
5.50%, 8/1/53  7,289 7,228
6.00%, 2/1/53  2,760 2,813
Federal National Mortgage Assn., ARM
ECOFC + 1.25%, 4.816%, 5/1/24  — —
ECOFC + 1.254%, 4.418%, 7/1/27  1 1
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  21 21
RFUCCT1Y + 1.553%, 5.803%, 7/1/35  23 23
RFUCCT1Y + 1.584%, 5.834%, 12/1/35  53 52
RFUCCT1Y + 1.655%, 5.905%, 8/1/37  8 8
RFUCCT1Y + 1.671%, 6.046%, 2/1/33  2 2
RFUCCT1Y + 1.688%, 5.695%, 7/1/34  4 4
RFUCCT1Y + 1.69%, 5.44%, 5/1/38  55 55
RFUCCT1Y + 1.715%, 5.965%, 10/1/32 - 12/1/32  34 34
RFUCCT1Y + 1.77%, 6.145%, 12/1/35  7 7
RFUCCT1Y + 1.78%, 6.03%, 1/1/34  11 11
RFUCCT1Y + 1.788%, 4.538%, 5/1/38  28 28
RFUCCT1Y + 1.83%, 5.081%, 4/1/38  109 108
RFUCCT1Y + 1.83%, 6.08%, 8/1/38  3 3
RFUCCT1Y + 1.853%, 6.103%, 8/1/38  77 79
RFUCCT1Y + 1.892%, 6.142%, 12/1/35  19 19
RFUCCT1Y + 1.922%, 5.20%, 5/1/38  90 89
RFUCCT6M + 1.37%, 4.897%, 10/1/33  194 195
Federal National Mortgage Assn., CMO, STEP, 5.11%, 1/25/32  — —
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  2,458 1,948
2.50%, 1/1/52 - 1/1/54  12,433 10,268
3.00%, 9/1/28 - 6/1/52  7,898 7,196
3.50%, 12/1/45 - 1/1/52  11,262 10,134
4.00%, 1/1/47 - 9/1/52  17,211 15,884
4.50%, 5/1/41 - 8/1/52  27,947 26,666
5.00%, 6/1/24 - 8/1/52  5,303 5,236
5.50%, 10/1/24 - 3/1/53  10,575 10,609
6.00%, 3/1/34 - 8/1/53  34,396 34,898
6.50%, 7/1/32 - 12/1/32  229 236
UMBS, TBA, 6.00%, 3/1/54 (5) 6,010 6,035
176,489
U.S. Government Obligations 1.2%
Government National Mortgage Assn.
2.00%, 3/20/52  521 425
3.00%, 9/20/47  6,493 5,764
3.50%, 8/20/44 - 7/20/52  13,231 12,003
4.00%, 9/20/45 - 10/20/52  4,786 4,490
4.50%, 8/20/47 - 10/20/52  16,473 15,760
5.00%, 12/20/34 - 5/20/48  5,733 5,707
5.50%, 9/15/45 - 2/20/49  2,447 2,491

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
6.00%, 7/15/36  1,138 1,171
Government National Mortgage Assn., TBA (5)
5.50%, 3/20/54  4,295 4,266
6.50%, 3/20/54  5,515 5,590
57,667
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $246,792) 234,156
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 19.6%
U.S. Treasury Obligations 19.6%
U.S. Treasury Notes, 4.00%, 12/15/25  56,960 56,266
U.S. Treasury Notes, 4.25%, 12/31/25  106,660 105,827
U.S. Treasury Notes, 4.25%, 1/31/26 (4) 254,180 252,313
U.S. Treasury Notes, 4.50%, 11/15/25  136,205 135,673
U.S. Treasury Notes, 4.875%, 11/30/25  118,650 118,947
U.S. Treasury Notes, 5.00%, 9/30/25  17,275 17,329
U.S. Treasury Notes, 5.00%, 10/31/25 (6) 228,150 229,041
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $918,785) 915,396
SHORT-TERM INVESTMENTS 2.0%
Commercial Paper 0.5%
4(2) 0.5% (7)
Brunswick, 6.022%, 3/15/24  12,210 12,181
VF, 6.264%, 3/25/24  12,260 12,214
24,395
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 5.39% (8)(9) 70,556 70,556
70,556
Total Short-Term Investments
(Cost $94,947) 94,951

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 3.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 3.6%
Money Market Funds 3.6%
T. Rowe Price Government Reserve Fund, 5.39% (8)(9) 167,186 167,186
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 167,186
Total Securities Lending Collateral
(Cost $167,186) 167,186
Total Investments in Securities 103.8%
(Cost $4,944,627) $ 4,844,665
Other Assets Less Liabilities (3.8)% (176,818)
Net Assets 100.0% $ 4,667,847
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$1,591,157 and represents 34.1% of net assets.
(2) All or a portion of this loan is unsettled as of February 29, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) All or a portion of this security is on loan at February 29, 2024.
(5) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $15,891 and represents 0.3% of net assets.
(6) At February 29, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(7) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $24,395 and represents 0.5% of net assets.
(8) Seven-day yield
(9) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity

T. ROWE PRICE Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ECOFC Enterprise 11th District COFI Replacement Index
FRN Floating Rate Note
PTT Pass-Through Trust
RFUCCT6M Six month Refinitiv USD IBOR Consumer Cash Fallback
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SOFR90A 90-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Bank of America, Protection Bought
(Relevant Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 4,857 (44) (25) (19)
Barclays Bank, Protection Bought
(Relevant Credit: Omnicom Group), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/24 13,750 (124) (71) (53)
Citibank, Protection Bought (Relevant
Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 6,938 (63) (35) (28)
Goldman Sachs, Protection Bought
(Relevant Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 13,815 (126) (71) (55)
Total Bilateral Credit Default Swaps, Protection
Bought (202) (155)
Total Bilateral Swaps (202) (155)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S41, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 23,671 535 490 45
Total Centrally Cleared Credit Default Swaps,
Protection Sold 45
Total Centrally Cleared Swaps 45
Net payments (receipts) of variation margin to date (34)
Variation margin receivable (payable) on centrally cleared swaps $ 11
** Includes interest purchased or sold but not yet collected of $15.

T. ROWE PRICE Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 145 U.S. Treasury Notes five year contracts 6/24 (15,501) $ (5)
Short, 846 U.S. Treasury Notes ten year contracts 6/24 (93,430) (21)
Long, 5,230 U.S. Treasury Notes two year contracts 6/24 1,070,842 235
Short, 74 Ultra U.S. Treasury Bonds contracts 6/24 (9,463) (66)
Short, 792 Ultra U.S. Treasury Notes ten year
contracts 6/24 (90,424) (76)
Net payments (receipts) of variation margin to date (360)
Variation margin receivable (payable) on open futures contracts $ (293)

T. ROWE PRICE Short-Term Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 2,562++
Totals $ —# $ — $ 2,562+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
02/29/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 48,178  ¤  ¤ $ 237,742
Total $ 237,742^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,562 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $237,742.

T. ROWE PRICE Short-Term Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Short-Term Bond Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Short-Term Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Short-Term Bond Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,582,528 $ — $ 4,582,528
Short-Term Investments 70,556 24,395 — 94,951
Securities Lending Collateral 167,186 — — 167,186
Total Securities 237,742 4,606,923 — 4,844,665
Swaps* — 45 — 45
Futures Contracts* 235 — — 235
Total $ 237,977 $ 4,606,968 $ — $ 4,844,945
Liabilities
Swaps $ — $ 357 $ — $ 357
Futures Contracts* 168 — — 168
Total $ 168 $ 357 $ — $ 525
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short-Term Bond Fund

reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F55-054Q3 02/24